Proposed Public Offering (Details Narrative) - $ / shares			6 Months Ended
	May 28, 2025	May 27, 2025	Jan. 31, 2025
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		7,500,000	7,500,000
Sale of units per share		$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,125,000	1,125,000	8,625,000
Sale of units per share	$ 10.00	$ 10.00	$ 10.00